SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended			1 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2013 Cellocator [Member] USD ($)	Dec. 31, 2012 Cellocator [Member] USD ($)	Dec. 31, 2011 Cellocator [Member] USD ($)	Dec. 31, 2010 Cellocator [Member] USD ($)	Dec. 31, 2012 Segment, Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Level 2 [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] USD ($)	Jan. 31, 2012 Shagrir Systems Limited [Member]	Jul. 31, 2011 Shagrir Systems Limited [Member]	Jan. 15, 2014 Shagrir Systems Limited [Member]	Dec. 31, 2013 Brand name [Member] USD ($)	Dec. 31, 2012 Brand name [Member] USD ($)	Dec. 31, 2013 Brand name [Member] Minimum [Member]	Dec. 31, 2013 Brand name [Member] Maximum [Member]	Dec. 31, 2013 Customer related intangible [Member] USD ($)	Dec. 31, 2012 Customer related intangible [Member] USD ($)	Dec. 31, 2013 Customer related intangible [Member] Minimum [Member]	Dec. 31, 2013 Customer related intangible [Member] Maximum [Member]	Dec. 31, 2013 Developed technology [Member] USD ($)	Dec. 31, 2012 Developed technology [Member] USD ($)	Dec. 31, 2011 Developed technology [Member] Cellocator [Member] USD ($)	Dec. 31, 2013 Backlog [Member] USD ($)	Dec. 31, 2012 Backlog [Member] USD ($)	Dec. 31, 2013 Non-compete Agreements [Member] USD ($)	Dec. 31, 2012 Non-compete Agreements [Member] USD ($)	Dec. 31, 2013 Reacquired rights [Member] USD ($)	Dec. 31, 2012 Reacquired rights [Member] USD ($)	Dec. 31, 2013 Patents [Member] USD ($)	Dec. 31, 2012 Patents [Member] USD ($)
Write-off of inventories	$ 102	$ 337	$ 304
Impairment of goodwill			6,216						247																520
Projected net cash flows	5 years	5 years	5 years
Discount rate	18.00%	17.00%	17.00%
Long-term growth rate	3.00%	3.00%	3.00%
Intangible assets, amortization period																	2 years	9 years			5 years	9 years	5 years			3 years		3 years		5 months		8 years
Cost	29,601	26,990													4,683	4,514			18,723	16,947			4,890	4,890	701	205		251		210		639	639
Intangible assets, net of accumulated amortization																									181
Advertising expenses	1,365	1,071	992
Anti-dilutive securities	0	0	41,375
Stock-based compensation expense	374	265	515
Percentage of share capital held, parent												54.48%	55.99%	100.00%
Percentage of equity interests acquired														45.50%
Options exercised	10,000	1,500	88,468									2,480	903
Severance expenses	1,150	952	1,297
Severance expenses reclassified per Section 14	909
Bad debt expense	412	209	206
Goodwill	55,127	47,190	44,493		2,534	2,534	2,534	8,750
Forward exchange contracts			$ 3,860	13,951						$ 0	$ 24